Accrued and Other Liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs to be paid [Line Items]
Deferred revenue		€ 2,033.0	€ 1,703.0
Costs to be paid		208.7	197.5
Down payments from customers		353.7	363.2
Personnel related items		427.6	401.8
Derivative financial instruments		67.3	113.9
Standard warranty reserve		59.7	36.5	€ 18.8
Other		6.5	35.8
Accrued and other liabilities		3,156.5	2,851.7
Less: non-current portion of accrued and other liabilities	[1]	829.1	615.7
Current portion of accrued and other liabilities		2,327.4	2,236.0
expected losses for upgrading EUV in the field [Member]
Costs to be paid [Line Items]
Costs to be paid		€ 84.5	€ 88.8

[1]	At December 31, 2016 and at December 31, 2017, the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue for services to be performed, EUV systems and upgrades.